Acquisition of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2017
Acquisition of Subsidiary [Abstract]
Summary of acquisition date fair value of each major class of consideration
USD thousands
Cash	2,000
Equity instruments issued (11,292,508 Ordinary Shares) (1)	1,800
Assignment of loan to the Company	(101)
Total consideration transferred	3,699

(1)	Equity instruments issued

The fair value of the Ordinary Shares issued was based on the listed share price of the Group at January 11, 2017 of approximately USD 0.16 per share (USD 3.14 per ADS).

Summary of recognized amounts of assets acquired and liabilities assumed at the date of acquisition
USD thousands
Current assets	21
Fixed assets, net	3
Intangible assets (2)	6,172
Short-term credit from bank	(16)
Trade payables	(123)
Other payables	(212)
Long-term related parties	(130)
Total net identifiable assets	5,715

(2)	In-process research and development

Purchased in-process research and development expense represents the value assigned to research and development projects, which were commenced but not yet completed at the date of acquisition. Technological feasibility for these projects has not been established and they have no alternative future use in research and development activities or otherwise.